Shareholders' Equity (Tables)	12 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Schedule of classes of share capital
Share capital

	As of June 30,		As of June 30,
	2020	2019	2020	2019
	(number of shares)		(U.S. $ in thousands)
Details
Class A ordinary shares	127,685,599	117,273,566	$12,768	$11,727
Class B ordinary shares	119,761,681	124,722,559	11,976	12,472
	247,447,280	241,996,125	$24,744	$24,199
Movements in Class A ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of June 30, 2018	105,371,800	$10,537
Conversion of Class B ordinary shares	5,219,947	522
Exercise of share options	1,496,875	150
Issuance for settlement of RSUs	4,674,873	467
Vesting of share options that were early exercised	510,071	51
Balance as of June 30, 2019	117,273,566	$11,727
Conversion of Class B ordinary shares	4,960,878	496
Exercise of share options	761,945	76
Issuance for settlement of RSUs	4,048,319	405
Vesting of early exercised shares	640,891	64
Balance as of June 30, 2020	127,685,599	$12,768
Class A shares as of June 30, 2020 and June 30, 2019 does not include 515,697 and 911,367 shares of restricted stock outstanding, respectively, that are subject to forfeiture or repurchase.
Movements in Class B ordinary share capital

	Number of Shares	Amount
		(U.S. $ in thousands)
Details
Balance as of June 30, 2018	129,942,506	$12,994
Conversion to Class A ordinary shares	(5,219,947)	(522)
Balance as of June 30, 2019	124,722,559	$12,472
Conversion to Class A ordinary shares	(4,960,878)	(496)
Balance as of June 30, 2020	119,761,681	$11,976